Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,419.5	€ 1,453.4
Listing and share transaction costs	(27.3)	(27.3)
Total net share capital and capital reserve	1,392.2	1,426.1
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,419.5	€ 1,453.4
number of shares repurchased, not yet settled	65,500
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	160,825,319	163,167,134